Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Loss Carryforwards [Line Items]
Increase in valuation allowance	$ 3,376,000	$ 2,464,000	$ 1,820,000
Interest or penalties on unrecognized tax benefits	$ 0
U.S. corporate income tax rate	21.00%		35.00%
Reduction in deferred tax assets			$ 280,000
Deferred foreign earnings subject to transition tax	$ 0	$ 0
Orphan Drug Credit
Operating Loss Carryforwards [Line Items]
Orphan drug credit	$ 2,200,000
Beginning Period
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration year	2034
Beginning Period | Orphan Drug Credit
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration year	2037
Ending Period
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration year	2039
Ending Period | Orphan Drug Credit
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration year	2039
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 3,700,000
Federal | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Research and development credit carryforwards	$ 4,000,000
Federal | Beginning Period | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration year	2035
Federal | Ending Period | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration year	2039
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 1,000,000
State | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Research and development credit carryforwards	$ 1,600,000
State | Beginning Period | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration year	2030
State | Ending Period | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards expiration year	2034